Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
April 30, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.51%
Aerospace & Defense–1.71%
General Electric Co.	580	$168,159
RTX Corp.	880	154,942
		323,101
Air Freight & Logistics–0.44%
United Parcel Service, Inc. Class B	761	82,797
		82,797
Automobiles–1.76%
†Tesla, Inc.	875	333,926
		333,926
Banks–4.77%
Bank of America Corp.	4,085	218,384
JPMorgan Chase & Co.	1,210	379,008
PNC Financial Services Group, Inc.	608	135,584
Wells Fargo & Co.	2,072	170,381
		903,357
Beverages–0.74%
PepsiCo, Inc.	881	139,630
		139,630
Biotechnology–1.35%
AbbVie, Inc.	778	164,407
Amgen, Inc.	264	91,410
		255,817
Broadline Retail–4.11%
†Amazon.com, Inc.	2,936	778,216
		778,216
Capital Markets–3.09%
Blackrock, Inc.	141	150,250
Goldman Sachs Group, Inc.	237	218,933
Morgan Stanley	1,129	215,176
		584,359
Chemicals–0.89%
Linde PLC	336	168,383
		168,383
Communications Equipment–1.27%
Cisco Systems, Inc.	2,628	240,462
		240,462
Consumer Finance–0.86%
American Express Co.	505	163,140
		163,140
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.09%
Costco Wholesale Corp.	188	$190,732
Walmart, Inc.	1,553	204,887
		395,619
Diversified Telecommunication Services–1.00%
AT&T, Inc.	4,395	114,841
Comcast Corp. Class A	2,789	75,415
		190,256
Electric Utilities–0.48%
NextEra Energy, Inc.	926	90,637
		90,637
Electrical Equipment–0.67%
Eaton Corp. PLC	293	126,872
		126,872
Entertainment–1.27%
†Netflix, Inc.	1,570	146,968
Walt Disney Co.	898	93,167
		240,135
Financial Services–3.59%
†Berkshire Hathaway, Inc. Class B	631	298,842
Mastercard, Inc. Class A	344	173,004
Visa, Inc. Class A	628	207,140
		678,986
Ground Transportation–0.38%
†Uber Technologies, Inc.	972	72,521
		72,521
Health Care Equipment & Supplies–1.15%
Abbott Laboratories	1,291	117,210
†Intuitive Surgical, Inc.	220	100,674
		217,884
Health Care Providers & Services–1.06%
Elevance Health, Inc.	212	79,801
UnitedHealth Group, Inc.	325	120,406
		200,207
Hotels, Restaurants & Leisure–2.50%
Booking Holdings, Inc.	475	79,971
Hilton Worldwide Holdings, Inc.	754	244,349
McDonald's Corp.	339	99,527
Starbucks Corp.	478	50,347
		474,194
Household Durables–0.13%
†NVR, Inc.	4	25,263
		25,263
Lincoln U.S. Equity Income Maximizer Fund–1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.81%
Procter & Gamble Co.	1,039	$152,826
		152,826
Industrial REITs–0.49%
Prologis, Inc.	653	92,739
		92,739
Insurance–0.41%
Progressive Corp.	390	78,499
		78,499
Interactive Media & Services–8.66%
Alphabet, Inc. Class C	3,226	1,232,139
Meta Platforms, Inc. Class A	664	406,308
		1,638,447
IT Services–0.74%
Accenture PLC Class A	263	47,001
International Business Machines Corp.	399	92,161
		139,162
Life Sciences Tools & Services–0.94%
Danaher Corp.	386	69,075
Thermo Fisher Scientific, Inc.	227	108,724
		177,799
Machinery–4.77%
Caterpillar, Inc.	468	416,572
Dover Corp.	830	187,920
Illinois Tool Works, Inc.	770	198,668
Ingersoll Rand, Inc.	1,255	100,224
		903,384
Multi-Utilities–2.30%
DTE Energy Co.	1,295	196,439
Sempra	2,503	238,085
		434,524
Oil, Gas & Consumable Fuels–3.40%
Chevron Corp.	933	180,358
Exxon Mobil Corp.	1,715	264,676
Occidental Petroleum Corp.	3,263	197,673
		642,707
Pharmaceuticals–3.97%
Eli Lilly & Co.	258	241,127
Johnson & Johnson	1,405	322,939
Merck & Co., Inc.	960	104,813
Pfizer, Inc.	3,125	83,437
		752,316
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.46%
Equity Residential	1,331	$87,021
		87,021
Retail REITs–0.65%
Realty Income Corp.	1,925	123,662
		123,662
Semiconductors & Semiconductor Equipment–16.33%
†Advanced Micro Devices, Inc.	628	222,620
Applied Materials, Inc.	393	155,035
Broadcom, Inc.	1,575	657,452
†Intel Corp.	1,825	172,426
Micron Technology, Inc.	523	270,475
NVIDIA Corp.	7,539	1,504,558
QUALCOMM, Inc.	606	108,825
		3,091,391
Software–7.86%
†Adobe, Inc.	163	40,114
†AppLovin Corp. Class A	81	36,154
†Crowdstrike Holdings, Inc. Class A	115	51,261
Intuit, Inc.	151	58,664
Microsoft Corp.	2,248	916,690
Oracle Corp.	520	83,923
†Palantir Technologies, Inc. Class A	871	121,165
†PTC, Inc.	508	69,240
Salesforce, Inc.	380	67,081
†ServiceNow, Inc.	500	44,155
		1,488,447
Specialized REITs–0.55%
VICI Properties, Inc.	3,545	103,514
		103,514
Specialty Retail–1.30%
Home Depot, Inc.	470	154,536
Lowe's Cos., Inc.	387	92,412
		246,948
Technology Hardware, Storage & Peripherals–6.71%
Apple, Inc.	4,678	1,269,375
		1,269,375
Tobacco–0.85%
Philip Morris International, Inc.	972	160,448
		160,448
Total Common Stock (Cost $14,601,777)		18,268,971

Lincoln U.S. Equity Income Maximizer Fund–2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	79	$79
Total Money Market Fund (Cost $79)		79

TOTAL INVESTMENTS–96.51% (Cost $14,601,856)	$18,269,050

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.27)%
Centrally Cleared–(0.27)%
Call Options–(0.27)%
AbbVie, Inc. Strike price $222.78, expiration date 06/04/2026, notional amount $(44,556)	(2)	$(656)
Advanced Micro Devices, Inc. Strike price $442.60, expiration date 06/04/2026, notional amount $(132,780)	(3)	(2,065)
Alphabet, Inc. Strike price $386.25, expiration date 05/21/2026, notional amount $(309,000)	(8)	(7,835)
Alphabet, Inc. Strike price $402.16, expiration date 06/04/2026, notional amount $(321,728)	(8)	(5,521)
Amazon.com, Inc. Strike price $290.60, expiration date 05/21/2026, notional amount $(232,480)	(8)	(878)
Amazon.com, Inc. Strike price $303.51, expiration date 06/04/2026, notional amount $(242,808)	(8)	(748)
Apple, Inc. Strike price $294.17, expiration date 05/21/2026, notional amount $(235,336)	(8)	(1,018)
Apple, Inc. Strike price $299.35, expiration date 06/04/2026, notional amount $(269,415)	(9)	(1,231)
Applied Materials, Inc. Strike price $496.77, expiration date 05/21/2026, notional amount $(99,354)	(2)	(426)
Applied Materials, Inc. Strike price $509.27, expiration date 06/04/2026, notional amount $(50,927)	(1)	(327)
Broadcom, Inc. Strike price $473.72, expiration date 05/21/2026, notional amount $(189,488)	(4)	(1,111)
Broadcom, Inc. Strike price $511.01, expiration date 06/04/2026, notional amount $(204,404)	(4)	(1,296)
Caterpillar, Inc. Strike price $880.07, expiration date 05/21/2026, notional amount $(176,014)	(2)	(7,753)
Caterpillar, Inc. Strike price $957.89, expiration date 06/04/2026, notional amount $(191,578)	(2)	(3,425)
Chevron Corp. Strike price $207.76, expiration date 06/04/2026, notional amount $(62,328)	(3)	(658)
Cisco Systems, Inc. Strike price $91.89, expiration date 05/21/2026, notional amount $(101,079)	(11)	(3,797)
Eaton Corp. PLC Strike price $486.07, expiration date 06/04/2026, notional amount $(97,214)	(2)	(886)
Eli Lilly & Co. Strike price $1,056.05, expiration date 06/04/2026, notional amount $(211,210)	(2)	(1,496)
Exxon Mobil Corp. Strike price $165.43, expiration date 05/21/2026, notional amount $(82,715)	(5)	(661)
Exxon Mobil Corp. Strike price $168.16, expiration date 06/04/2026, notional amount $(84,080)	(5)	(842)
General Electric Co. Strike price $333.22, expiration date 06/04/2026, notional amount $(66,644)	(2)	(393)
General Electric Co. Strike price $357.85, expiration date 05/21/2026, notional amount $(71,570)	(2)	(43)
Hilton Worldwide Holdings, Inc. Strike price $350.43, expiration date 06/04/2026, notional amount $(105,129)	(3)	(671)
Meta Platforms, Inc. Strike price $799.72, expiration date 05/21/2026, notional amount $(159,944)	(2)	(54)
Meta Platforms, Inc. Strike price $807.89, expiration date 06/04/2026, notional amount $(161,578)	(2)	(92)
Micron Technology, Inc. Strike price $664.04, expiration date 05/21/2026, notional amount $(132,808)	(2)	(941)
Micron Technology, Inc. Strike price $746.59, expiration date 06/04/2026, notional amount $(149,318)	(2)	(859)
Microsoft Corp. Strike price $489.52, expiration date 05/21/2026, notional amount $(293,712)	(6)	(185)
Microsoft Corp. Strike price $515.66, expiration date 06/04/2026, notional amount $(309,396)	(6)	(182)
Morgan Stanley Strike price $206.76, expiration date 05/21/2026, notional amount $(82,704)	(4)	(213)
Netflix, Inc. Strike price $126.98, expiration date 05/21/2026, notional amount $(76,188)	(6)	(9)
NVIDIA Corp. Strike price $232.34, expiration date 05/21/2026, notional amount $(464,680)	(20)	(1,269)
NVIDIA Corp. Strike price $258.81, expiration date 06/04/2026, notional amount $(388,215)	(15)	(643)
Palantir Technologies, Inc. Strike price $186.21, expiration date 06/04/2026, notional amount $(111,726)	(6)	(544)
RTX Corp. Strike price $220.75, expiration date 05/21/2026, notional amount $(88,300)	(4)	(14)
Tesla, Inc. Strike price $459.35, expiration date 06/04/2026, notional amount $(91,870)	(2)	(473)
Tesla, Inc. Strike price $508.87, expiration date 05/21/2026, notional amount $(101,774)	(2)	(80)
Walmart, Inc. Strike price $136.34, expiration date 05/21/2026, notional amount $(95,438)	(7)	(1,625)
(50,920)
Total Options Written (Premiums received $(33,033))		(50,920)

Lincoln U.S. Equity Income Maximizer Fund–3

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.76%	711,612
NET ASSETS APPLICABLE TO 1,516,779 SHARES OUTSTANDING–100.00%	$18,929,742

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
Lincoln U.S. Equity Income Maximizer Fund–4